RIGHT OF USE AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
RIGHT OF USE AND LEASE LIABILITIES
RIGHT OF USE AND LEASE LIABILITIES
17 RIGHT OF USE AND LEASE LIABILITIES

a) Right of use asset

	Consolidated
	Useful life range (in years) (a)	2022	Additions	Write-offs	Transfer to asset held for sale	Write-off due to sale of subsidiary	Translation adjustments	2023
Cost:
Vehicles	3	164,661	73,708	(68,871)	-	(1,883)	(8,446)	159,169
Machinery and equipment	3 to 10	31,216	19,850	(2,155)	-	(7,515)	(3,515)	37,881
Buildings	3 to 10	1,570,088	224,800	(80,185)	-	(160,049)	(79,839)	1,500,669
IT equipment	10	29,052	3,891	(6,299)	-	(1,702)	146	25,088
Retail stores	3 to 10	3,361,432	344,870	(299,934)	(1,388,973)	(1,790,631)	(79,770)	146,994
Software	3 to 4	13,527	5,566	-	-	-	37	19,130
Tools and accessories	3	498	-	(415)	-	(76)	(7)	-
Total cost		5,170,474	672,685	(457,859)	(1,388,973)	(1,961,856)	(171,394)	1,888,931

Depreciation value:
Vehicles		(105,457)	(45,378)	66,122	-	1,109	7,117	(76,487)
Machinery and equipment		(13,787)	(11,535)	1,996	-	6,120	3,762	(13,444)
Buildings		(556,655)	(235,874)	61,748	-	54,968	48,061	(627,752)
IT equipment		(23,957)	(5,645)	6,299	-	1,028	3,672	(18,603)
Retail stores		(1,525,308)	(390,499)	235,125	563,908	994,062	31,908	(90,804)
Software		(3,121)	(5,772)	-	-	-	(61)	(8,954)
Tools and accessories		(302)	(132)	300	-	-	(1,944)	(2,078)
Total accrued depreciation		(2,228,587)	(694,835)	371,590	563,908	1,057,287	92,515	(838,122)
Net total		2,941,887	(22,150)	(86,269)	(825,065)	(904,569)	(78,879)	1,050,809

	Consolidated
	Useful life in Years(a)	2021	Additions	Write-offs	Impairment	Transfers (c)	Translation adjustment	2022
Cost:
Vehicles	3	168,062	38,241	(25,734)	-	-	(15,908)	164,661
Machinery and equipment	3 a 10	33,629	13,455	(11,166)	-	-	(4,702)	31,216
Buildings	3 a 10	1,543,018	296,161	(185,967)	-	(35,484)	(47,640)	1,570,088
IT equipment	10	31,803	2,618	(4,151)	-	-	(1,218)	29,052
Retail stores	3 a 10	3,417,595	712,979	(373,830)	(30,785)	36,401	(400,928)	3,361,432
Software		-	13,527	-	-	-	-	13,527
Tools and accessories	3	1,053	-	(394)	-	-	(161)	498
Total cost		5,195,160	1,076,981	(601,242)	(30,785)	917	(470,557)	5,170,474

Depreciation value:
Vehicles		(91,509)	(46,287)	24,354	-	-	7,985	(105,457)
Machinery and equipment		(17,133)	(9,986)	11,166	-	-	2,166	(13,787)
Buildings		(507,045)	(249,796)	137,349	-	31,917	30,920	(556,655)
IT equipment		(24,410)	(6,608)	4,345	-	-	2,716	(23,957)
Retail stores		(1,458,512)	(611,862)	367,247	-	(31,960)	209,779	(1,525,308)
Software		-	(3,121)	-	-	-	-	(3,121)
Tools and accessories		(582)	(206)	394	-	-	92	(302)
Total accrued depreciation		(2,099,191)	(927,866)	544,855	-	(43)	253,658	(2,228,587)
Net total		3,095,969	149,115	(56,387)	(30,785)	874	(216,899)	2,941,887

a) The useful lives applied refer to the term of the contracts in which the Company is sure that it will use the assets underlying the lease contracts according to the contractual terms.

	Consolidated
	2023	2022
Amounts recognized in the statement of income and losses:
Financial expense on lease	110,356	112,456
Amortization of right of use	287,568	302,144
Appropriation in the result of variable lease installments not included in the measurement of lease liabilities	7,382	1,855
Sublease revenue	(17,210)	(20,724)
Short-term lease expenses and low-value assets	6,444	21,556
Benefits granted by lessor related to Covid-19	(111)	(1,366)
Adjustment to recoverable value of right-of-use assets - impairment	1,321	-

Amounts recognized in the financing activities in the cash flow statement:
Lease payments (principal)	309,328	277,086
Amounts recognized in the operating activities in the cash flow statement:
Lease payments (interest)	100,442	113,655
Variable lease payments, not included in the measurement of lease liabilities	7,382	1,855
Short-term and low-value assets lease payments	1,906	6,510

a) Lease liability

	Consolidated
	2023	2022
Current	298,600	878,448
Non-current	851,840	2,392,289
Total	1,150,440	3,270,737

Below are the changes in lease liability balances for the year ended December 31, 2023 and 2022:

Consolidated
Balance as of December 31, 2021	3,547,863
New agreements and modifications	1,065,794
Payments (principal amount)	(953,048)
Payments (interest)	(199,769)
Appropriation of financial charges	200,246
Write-off(a)	(19,763)
Translation adjustment	(370,585)
Balance as of December 31, 2022	3,270,737
Transfer to held for sale	(891,098)
New agreements and modifications	779,049
Payments (principal amount)	(828,538)
Payments (interest)	(183,409)
Appropriation of financial charges	187,410
Write-offs(a)	(43,877)
Write-off due to sale of subsidiary(b)	(1,025,898)
Translation adjustment	(113,936)
Balance as of December 31, 2023	1,150,440

a)	Mainly related to termination of agreements related to lease of stores.
b)	Refers to the write-off of lease liabilities associated with the sale of the former subsidiaries Aesop and The Body Shop.

The amount of lease liability payments, considering the interests payments, and corresponding maturities, are disclosed in note no. 5.3.3.

The table below set forth the rates applied, according to the lease terms:

As described in note no. 3.13, the Company applied its incremental borrowing rate as the discount rate on lease liabilities. Considering that the Company’s lease contracts are substantially contracts with payment flows indexed by inflation indexes and, also considering the disclosure suggestions published in CVM Circular Letter no. 02/19, the Company presents below additional information on the characteristics of the lease contracts so that users of the financial statements may, at its discretion, carry out projections of future payment flows indexed to inflation.

		Contractual payments - consolidated
Maturity	Average discount rate	2023	2024	2025	2026	2027	Onwards 2028
2023-2024	5.5% to 16.3%	25,982	135,841	-	-	-	-
2025-2027	5.4% to 18.7%	102,094	107,651	85,311	74,275	19,394	-
2028-2030	7.3% to 20.5%	8,119	9,092	10,200	11,450	12,850	12,442
2031-2036	7.7% to 21.9%	3,465	10,513	10,728	10,980	11,259	41,990
Total		139,660	263,097	106,239	96,705	43,503	54,432
Projected inflation[1]		4%	3%	3%	3%	3%	3%

[1] Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.

	Consolidated
	2023	2022
Less than 1 year	401,217	1,070,253
From 1 to 5 years	912,529	2,019,723
More than 5 years	135,207	856,402
Total expected cashflows	1,448,953	3,946,378
Interests to incur	(298,513)	(675,641)
Total	1,150,440	3,270,737

17.1.Sale and Leaseback transaction

Interlagos Manufacturing Unit

In December 2023, the subsidiary Natura Cosméticos sold and leased back the Interlagos manufacturing unit in Brazil, for receiving approximately R$272,000. As part of the lease terms, the Company recognized the right of use in the amount of R$62,197. The lease liability, initially recognized at the present value of non-cancelable considerations for the contractual term of 3 years, totaled R$62,197.

Since the sale was made in an amount equal to the carrying amount of the asset, the transaction did not generate gains in profit or loss (the respective asset was already measured at fair value deducted from sales costs, as part of its reclassification to assets held for sale in 2023, with a loss due to impairment in the amount of R$14,150 having been recognized at the time).